Goodwill And Identifiable Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Oct. 02, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2015
Goodwill [Line Items]
Goodwill	$ 1,907				$ 1,907
Retail Electricity Segment [Member]
Goodwill [Line Items]
Goodwill	1,907				1,907
Successor
Goodwill [Line Items]
Impairment of goodwill	$ 0				0
Successor | Retail Electricity Segment [Member]
Goodwill [Line Items]
Goodwill, Expected Tax Deductible Amount					$ 1,686
Goodwill, Expected Tax Deductible Term	15 years
Predecessor
Goodwill [Line Items]
Impairment of goodwill		$ 800	$ 0	$ 1,400		$ 2,200